J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.23

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304643276	(redacted)	(redacted)	03/04/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing Certificate of Good Standing, (redacted) (Good for (redacted) Days).	03/06/2025	Verified housing payment history - Credit report confirms (redacted) months satisfactory mortgage rating on (redacted) open mortgages.; Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified reserves - (redacted) Months Verified PITI Reserves > (redacted) Months Required.;		03/06/2025 Certificate of Good Standing for (redacted) provided. Finding cleared. - 03/06/2025 Certificate of Good Standing for (redacted) provided. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304684409	(redacted)	(redacted)	04/07/2025	Compliance	Missing Final HUD-1	HUD 0001	4	1	Closed	Missing final HUD/Settlement Statement/Closing Disclosure. Also missing is the closing instructions.

NOTE: Settlement statement is needed to verify:

1) Cash to borrower at closing, which was used to meet liquidity requirements

2) Hazard insurance premium paid at closing with escrow account established

											3) Verify no loan proceeds were used for personal reasons	04/08/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		04/08/2025 Recd closing instructions and settlement statement. Refer to new finding HUD 0028. - 04/08/2025 Recd closing instructions and settlement statement. Refer to new finding HUD 0028.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	304684409	(redacted)	(redacted)	04/07/2025	Credit	Missing Hazard Insurance Proof of Premium	HAZ 0001	3	1	Closed	Missing hazard insurance paid receipt, (redacted) with premium of (redacted). No settlement statement in file to confirm the premium was paid at closing (Refer to HUD 0001).	04/08/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		Recd settlement statement to evidence hazard insurance premium was paid at closing. - 04/08/2025 Recd settlement statement to evidence hazard insurance premium was paid at closing.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304684409	(redacted)	(redacted)	04/07/2025	Compliance	File Documentation is Incomplete (Compliance)	COMP 0047	3	1	Closed	Missing Certificate of Good Standing, (redacted).	04/08/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		04/08/2025 Recd SOS confirming the entity is in good standing. - 04/08/2025 Recd SOS confirming the entity is in good standing.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304684409	(redacted)	(redacted)	04/07/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	1	Closed	Missing background report on non-qualifying guarantor, (redacted), (redacted) owner of qualifying entity, (redacted).

Per guidelines -

Even though Non-Qualifying Guarantors are not acting as Qualifying Guarantors on the loan they must have an OFAC check performed. All Non-Qualifying Guarantors must have a clear OFAC.

Key Principals of the borrowing entity will require a full background report.

												04/29/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		04/29/2025 Recd background report, (redacted); Foreclosure activity > (redacted) years, fed/state tax liens have been released except for state tax lien filed (redacted) (redacted) reflecting no amount, all other judgments/liens > (redacted) years, and (redacted) court/trial offenses that do not provide type or date of the offenses. - 04/29/2025 Recd background report, (redacted); Foreclosure activity > (redacted) years, fed/state tax liens have been release except for state tax lien filed (redacted) reflecting no amount, all other judgments/liens > (redacted) years, and (redacted) court/trial offenses that do not provide type or date of the offenses.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304684409	(redacted)	(redacted)	04/08/2025	Compliance	Loan Disbursement Date and Interest From on HUD do not match	HUD 0028	3	1	Closed	Recd final settlement statement, Interest From Date (redacted) does not match to the Disbursement Date of (redacted).	04/30/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	04/30/2025 Closing instruction in file notate interest paid through (redacted) for (redacted) days as evidenced on final HUD. Finding cleared. - 04/30/2025 Closing instruction in file notate interest paid through 4/30/2025 @ $38.88 for 30 days as evidenced on final HUD. Finding cleared.

04/30/2025 Attached settlement statement doesn't reflect the disbursement date.

															04/29/2025 Pending receipt of post-closing disclosure.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304699188	(redacted)	(redacted)	05/15/2025	Credit	Insufficient Verified Funds to Close	CRED 0016	3	1	Closed	Missing documented assets sufficient to cover cash to close and (redacted) months reserves totaling (redacted):

Subject Cash to Close (redacted)

Concurrent Cash to Close (redacted) (Borrower is purchasing (redacted) properties form seller)

Subject Reserves x (redacted)

Documented Assets (redacted):

(redacted)

(redacted)

											NOTE: Borrower completed a cash out refinance, (redacted), for cash in hand of (redacted) which was already in included in (redacted)	05/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.; Verified reserves - (redacted) mths reserves verified.;		Copy of settlement statement from the refinance of (redacted) received. Proceeds to borrower are sufficient to cover funds required to close and (redacted) mths reserves. - 05/16/2025 Copy of settlement statement from the refinance of (redacted) received. Proceeds to borrower are sufficient to cover funds required to close and (redacted) mths reserves.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304699188	(redacted)	(redacted)	05/15/2025	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	3	1	Closed	Missing signed lease agreement subject property. Only rent increase letter provided in file. Lease was used for the qualifying DSCR calculation.	05/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.; Verified reserves - (redacted) mths reserves verified.;		05/16/2025 Executed lease for the subject received. - 05/16/2025 Executed lease for the subject received.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304684820	(redacted)	(redacted)	05/15/2025	Credit	Missing Verification of Rental	CRED 0021	3	2	Acknowledged	Missing (redacted) months canceled checks (Landlord (redacted) / Rent (redacted)).

Per guidelines, A combined total of all late mortgage and rental payments in the past (redacted) months must be used to determine the housing history. For Private party landlords a VOR (or a copy of the current lease) will be required ALONG with (redacted) months cancelled

											checks.		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Low DTI - Approved DTI (redacted) < (redacted) Max Allowed.;		06/26/2025 EV2/B - Investor Acknowledged Exception 06/25/2025 Escalated to investor for review.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304684820	(redacted)	(redacted)	05/15/2025	Credit	Fraud report alerts have not been addressed	FRAUD 0001	3	1	Closed	Missing documentation used to confirm borrower has no ownership of (redacted).	06/25/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Low DTI - Approved DTI (redacted) < (redacted) Max Allowed.;		06/25/2025 Recd property profile to evidence borrower has no ownership of the potential undisclosed REO. - 06/25/2025 Recd property profile to evidence borrower has no ownership of the potential undisclosed REO.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304684820	(redacted)	(redacted)	05/15/2025	Credit	Excessive Payment Shock	CRED 0035	3	2	Acknowledged	Payment Shock (redacted) > (redacted) Max Allowed FTHB. Current Rent (redacted) PITI (redacted)		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Low DTI - Approved DTI (redacted) < (redacted) Max Allowed.;		06/27/2025 EV2/B Investor Acknowledged Exception 06/27/2025 Exception escalated to investor for review. 06/25/2025 Lease agreement in file (pg 269) indicates a housing expense of $300.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304684820	(redacted)	(redacted)	05/15/2025	Credit	Guideline Exception(s)	GIDE 0001	3	2	Acknowledged	Missing investor acknowledgement for self-employment < (redacted) years required. Business registered (redacted)) as per (redacted). Borrower does not meet < (redacted) years restrictions due to missing prior employment verification and First Time Homebuyer.	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Low DTI - Approved DTI (redacted) < (redacted) Max Allowed.;	07/01/2025 EV2/B Recd additional post-consummation (redacted) for affiliated business.
--Review completed search on state department that confirms borrowers ownership (redacted) since (redacted), thus completing (redacted) months self-employment verification. UBI # matches self-employment business UBI#. - Mitigated Risk: 07/01/2025 EV2/B Recd additional post-consummation SOS for affiliated business.
--Review completed search on state department that confirms borrowers ownership (redacted) since (redacted), thus completing (redacted) months self-employment verification. UBI # matches self-employment business UBI#.
06/30/2025 Review is unable to identify borrowers affiliation with the attached entity search. Missing operating agreement or (redacted) letter to document ownership.
06/25/2025 (redacted) letter confirms self-employment > (redacted) years, however SOS shoes the business was registered < (redacted) years. (redacted) to address the discrepancy. Or, provide verification of previous employment in same line of business to complete (redacted) years verification.
EV2/B Recd additional post-consummation (redacted) for affiliated business.
															--Review completed search on state department that confirms borrowers ownership (redacted) since (redacted), thus completing (redacted) months self-employment verification. UBI # matches self-employment business UBI#.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304691423	(redacted)	(redacted)	05/19/2025	Credit	Credit Documentation is Insufficient	CRED 0093	3	1	Closed	Missing VOM, (address). --Per guidelines, (redacted) on all owned real estate.	05/20/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified reserves - (redacted) Months Verified Reserves > (redacted) Months Required.;		05/20/2025 Recd Open Lien Report confirming no open liens. Review notes the original lien was recorded (redacted) in the amount of (redacted). - 05/20/2025 Recd Open Lien Report confirming no open liens. Review notes the original lien was recorded (redacted) in the amount of (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304699164	(redacted)	(redacted)	05/21/2025	Compliance	Unable to determine Consumer or Business Purpose	TIL 0021	3	1	Closed	Missing business purpose attestation.	05/22/2025	Verified credit history - Qualifying Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open HELOC satisfactorily rated(redacted) months.;		05/22/2025 Finding is cleared with the attached cash out letter confirming use of funds were to be used for business purpose. - 05/22/2025 Finding is cleared with the attached cash out letter confirming use of funds were to be used for business purpose.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304715267	(redacted)	(redacted)	05/28/2025	Credit	Non-Arms Length Transaction	CRED 0026	3	1	Closed	Missing investor acknowledgement for cash out refinance on subject property acquired under value via non-arms length transaction with no updates noted.

Guarantor acquired the subject property (redacted) (Recorded (redacted)) via non-arms length transaction, property was not listed and sold for (redacted) which is indicated to be under value. Current appraised value (redacted) with no updates noted (Site Value (redacted)). Guarantor received (redacted) cash in hand at closing. Guarantor appears to have been managing the property prior to acquisition as per the existing lease agreement.

06/05/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/05/2025 Investor confirms (redacted) as the applicable date since that is when the transaction factually occurred, thus using appraisal valuation for cash out and LTV purposes is deemed acceptable. No seasoning requirements for cash out transactions. - 06/05/2025 Investor confirms 05/07/2024 as the applicable date since that is when the transaction factually occurred, thus using appraisal valuation for cash out and LTV purposes is deemed acceptable. No seasoning requirements for cash out transactions.

															06/04/2025 Escalated to investor for review.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304707145	(redacted)	(redacted)	05/30/2025	Credit	Guideline Exception(s)	GIDE 0001	2	2	Acknowledged	(redacted) Month Prepayment Penalty Period < (redacted) Month Term Required.		Verified credit history - Qualifying Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage and open HELOC satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < 9redacted) Max Allowed.;		05/30/2025 EV2/B - Investor lock confirmation evidences acknowledgement of the exception to guidelines (pg 578).	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304720384	(redacted)	(redacted)	06/02/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Evidence of insurance mortgage loan number, (redacted), is inaccurate. Actual loan number is (redacted).	06/10/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) open Home Equity Loan satisfactorily rated (redacted) months.;		06/10/2025 Recd email correspondence from the insurer with snippet from their system reflecting correct loan number, (redacted), associated with subject property. Insurer indicates that there is a system issue causing the incorrect loan number to print on the EOI. - 06/10/2025 Recd email correspondence from the insurer with snippet from their system reflecting correct loan number,(redacted), associated with subject property (pg 1-2 of 24). Insurer indicates that there is a system issue causing the incorrect loan number to print on the EOI.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304720384	(redacted)	(redacted)	06/02/2025	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	1	Closed	Missing evidence of insurance reflecting (redacted) months rental loss coverage. Email form insurer indicates (redacted) months is included, but the insurance declaration page reflects (redacted) days.	06/12/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) open Home Equity Loan satisfactorily rated (redacted) months.;	06/12/2025 Attached business coverage form (redacted) (b), We will only pay for loss of Business Income that you sustain during "period of restoration" and that occurs within (redacted) consecutive months after the date of direct physical loss or damage. We will only pay for ordinary payroll expenses for (redacted) days following the date of direct physical loss or damage, unless a greater number of days is shown in the Declarations. Policy Forms/Endorsements Applicable to Policy includes Businessowners Coverage Form (redacted). - 06/12/2025 Attached business coverage form pg 7 (b), We will only pay for loss of Business Income that you sustain during "period of restoration" and that occurs within 12 consecutive months after the date of direct physical loss or damage. We will only pay for ordinary payroll expenses for 60 days following the date of direct physical loss or damage, unless a greater number of days is shown in the Declarations. Policy Forms/Endorsements Applicable to Policy includes Businessowners Coverage Form (BP 00 03 07 13).

															06/10/2025 Attached EOI reflects 60 days of rent loss coverage (pg 11 of 24 Location 5) < 6 Months Required.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304720384	(redacted)	(redacted)	06/02/2025	Compliance	Prepayment Penalty Not Allowed	PPP 0002	2	1	Closed	(redacted) Month Prepayment Penalty Term < (redacted) Month Required.	06/12/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) open Home Equity Loan satisfactorily rated (redacted) months.;		TPR Error - Matrix allows for No PPP or Prepay Period up to a (redacted) Year term. - 06/02/2025 EV2/B - Investor lock confirmation evidences acknowledgement for the exception to guidelines (pg 712).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304715455	(redacted)	(redacted)	06/10/2025	Credit	Insufficient Verified Funds to Close	CRED 0016	3	1	Closed	Missing final settlement statement / CD for recently refinanced REO. Loan proceeds were to be used to satisfy cash to close.	06/11/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.;		Recd final CD concurrent refinance. - 06/11/2025 Recd final CD concurrent refinance, cash to borrower (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304731047	(redacted)	(redacted)	06/23/2025	Credit	Missing Proof Judgement and/or Tax Lien Paid/Released	CRED 0024	3	1	Closed	Missing evidence the judgments on title have been paid. Per the payoff, the balance is (redacted) including (redacted) to the city of (redacted) plus (redacted) attorney fees. Only the attorney fees of (redacted) was paid on the final ALTA settlement statement. ALTA does include a (redacted) payment for a water cert, unable to determine if this includes the payoff amount.	07/08/2025	Verified reserves - (redacted) months reserve. Borrower is receiving (redacted) months reserves from cash out proceeds.;	07/08/2025 Recd ledger reflecting (redacted)held in escrow with email from title agent confirming the check was sent to borrower. - 07/08/2025 Recd ledger reflecting (redacted) held in escrow with email from title agent confirming the check was sent to borrower.
07/07/2025 Recd email correspondence from title, The remaining balance is being refunded to the owner.
--Finding remains. Missing copy of refund check / wire transmittal.
07/01/2025 Exception is partially cleared with the attached copy of the paid receipt to the (redacted). Hold back was for (redacted). Missing verification that the remaining funds were disbursed to borrower.
(NOTE: (redacted) fee (redacted) was paid at closing, not from escrow holdback).
06/26/2025 Recd response from title, This is paid off, (redacted) was the holdback amount to pay the (redacted).

															Missing evidence of payoff/release.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304731278	(redacted)	(redacted)	06/24/2025	Compliance	File Documentation is Incomplete (Compliance)	COMP 0047	3	1	Closed	Missing Entity Certificate signed by the borrowing guarantor, (redacted). Entity Certificate in file is only signed by the non-qualifying guarantor, (redacted).	06/25/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) closed Home Equity Loan in repayment satisfactorily rated (redacted) and (redacted) months.;		06/25/2025 Recd entity certificate signed by the borrowing guarantor. - 06/25/2025 Recd entity certificate signed by the borrowing guarantor.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304731278	(redacted)	(redacted)	06/24/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing revised evidence of insurance reflecting the loan number (redacted). EOI in file loan number, (redacted), is inaccurate. Also missing copy of the insurance policy evidencing (redacted) months rent loss coverage. EOI in file only reflects (redacted) days business income coverage.	06/25/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) closed Home Equity Loan in repayment satisfactorily rated (redacted) and (redacted) months.;	06/25/2025 Recd screen shot from insurer confirming the correct loan number is associated with subject property.

Attached business coverage form (redacted)(b), We will only pay for loss of Business Income that you sustain during "period of restoration" and that occurs within (redacted) consecutive months after the date of direct physical loss or damage. We will only pay for ordinary payroll expenses for (redacted) days following the date of direct physical loss or damage, unless a greater number of days is shown in the Declarations. Policy Forms/Endorsements Applicable to Policy includes Business owners Coverage Form (redacted). - 06/25/2025 Recd screen shot from insurer confirming the correct loan number is associated with subject property.

															Attached business coverage form pg 7 (b), We will only pay for loss of Business Income that you sustain during "period of restoration" and that occurs within 12 consecutive months after the date of direct physical loss or damage. We will only pay for ordinary payroll expenses for 60 days following the date of direct physical loss or damage, unless a greater number of days is shown in the Declarations. Policy Forms/Endorsements Applicable to Policy includes Business owners Coverage Form (BP 00 03 07 13).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304731268	(redacted)	(redacted)	06/24/2025	Credit	LTV = >100%	CRED 0011	3	1	Closed	The borrower purchased the subject property on (redacted) for (redacted), (redacted) days prior to the Note date (redacted). Per guidelines, when the subject was purchased less than (redacted) days prior to Note date the valuation will be based off the lesser of the Purchase Price + Documented Improvements or Appraised Value. No documented improvements in the file, using the purchase price of (redacted) and loan amount (redacted) the LTV is (redacted). Max LTV is (redacted) as the borrower is a first time investor (lease on subject began (redacted)). The borrower does not own their primary residence and the subject was their first time home purchase.	07/01/2025	Verified reserves - (redacted) months reserves required. Borrower is receiving (redacted) months reserves from cash out proceeds.;		07/01/2025 Agree, loan was approved as a cash out refinance. Per guidelines there is no seasoning requirement for a cash-out refinance. - 07/01/2025 Agree, loan was approved as a cash out refinance. Per guidelines there is no seasoning requirement for a cash-out refinance.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304731277	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304721806	(redacted)	(redacted)	06/26/2025	Compliance	Missing Mortgage Transaction Date	DEED 0003	3	1	Closed	Missing notary page that was to be affixed to the Mortgage. Mortgage is stamped, see attached (redacted) compliant notary certificate.	06/30/2025	Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.; Verified reserves - (redacted) Months Verified Reserves > (redacted) Months Required.;		06/30/2025 Recd complete copy of the Mortgage with notary page and all exhibits and riders. - 06/30/2025 Recd complete copy of the Mortgage with notary page and all exhibits and riders.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725154	(redacted)	(redacted)	06/30/2025	Property	Missing Estimated Replacement Cost New for Property	APPR 0022	3	1	Closed	Missing replacement cost estimator for subject property, (redacted). RCE in file for address (redacted) is not for subject property.	07/08/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Verified housing payment history - Guarantor (redacted) credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months. Guarantor (redacted) credit report reflects (redacted) open Home Equity Loan satisfactorily rated (redacted) months.;		07/08/2025 Recd RCE. NOTE: Coverage > Note Amount. - 07/08/2025 Recd RCE. NOTE: Coverage > Note Amount.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304732742	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304734104	(redacted)	(redacted)	07/01/2025	Compliance	Flood Notice Was Not Provided to Applicant(s)	FLOOD 0001	2	2	Acknowledged	Missing evidence the borrower was provided a copy of the Notice of Special Flood Hazard. Flood zone is AE.		Verified reserves - (redacted) months reserves or (redacted) required. (redacted) months reserves or (redacted) received from cash out proceeds.;		Client: 07/01/2025 EV2/B - Investor Acknowledged Exception.	Funded	B	B	B	B	B	B	B	B	B	B
(redacted)	304729167	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304734561	(redacted)	(redacted)	07/23/2025	Credit	Missing evidence of property management experience	CRED 0039	3	1	Closed	Missing evidence of prior property management experience. DSCR program is designed for experienced real estate investors who are seeking to purchase or refinance non-owner-occupied investment properties held for business purposes. The subject property owned for (redacted) months is vacant. B1 does not own primary residence. B1/B2 have no other REO besides subject and B2 primary residence. --Per guidelines, First Time Investors must own a primary residence.	07/25/2025	Verified credit history - (redacted) Middle Credit Scores > (redacted) Minimum Required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified reserves - (redacted) Months Verified PITI Reserves > (redacted) Months Required.;	07/25/2025 - Guideline does not specify if one or all borrower first time investors must own primary residence. Recd response from investor, Given one of the borrowers has experience, we are okay clearing this one. - 07/25/2025 Guideline does not specify if one or all borrower first time investors must own primary residence. Recd response from investor, Given one of the borrowers has experience, we are okay clearing this one.

															07/24/2025 Escalated to investor for review for clarification of interpretation of guideline requirements.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304729168	(redacted)	(redacted)	07/24/2025	Credit	Missing Schedule of Real Estate Owned	APP 0005	3	2	Acknowledged	1003/Application does not reflect REO from concurrent transaction, (redacted). Although the properties are held in the name of a different (redacted) the qualifying guarantor is the same. --Per guidelines, All properties owned must be listed on Schedule of RE.		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;		07/29/2025 EV2/B - Recd post-consummation dated 1003 with complete REO schedule. Also included are VOM's for the REO evidencing satisfactory mortgage ratings.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304729165	(redacted)	(redacted)	07/24/2025	Credit	Missing Schedule of Real Estate Owned	APP 0005	3	2	Acknowledged	(redacted)/Application does not reflect REO from concurrent transaction (redacted), or (redacted). Although the properties are held in the name of a different (redacted) the qualifying guarantor is the same. --Per guidelines, All properties owned must be listed on Schedule of RE.		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open Mortgage satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;		07/29/2025 EV2/B - Recd updated 1003 with complete REO schedule.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304729165	(redacted)	(redacted)	07/24/2025	Credit	Credit Documentation is Insufficient	CRED 0093	3	1	Closed	Missing VOM for non-subject REO: (redacted). Per guidelines, Credit Eligibility: (redacted) on all owned real estate.	07/29/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open Mortgage satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;		07/29/2025 Recd VOM's for additional REO. - 07/29/2025 Recd VOM's for additional REO.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304728683	(redacted)	(redacted)	07/25/2025	Compliance	Missing Final HUD-1	HUD 0001	4	1	Closed	Missing final settlement statement / closing disclosure for subject transaction. Settlement statement in file is marked estimated.	07/29/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;		07/29/2025 Recd final settlement statement. - 07/29/2025 Recd final settlement statement.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	304728683	(redacted)	(redacted)	07/25/2025	Credit	Insufficient Verified Funds to Close	CRED 0016	3	1	Closed	Missing evidence of release of exchange funds for cash to close. Estimated settlement statement does not evidence receipt of funds to title from the (redacted).	07/29/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;		07/29/2025 Refer to CRED 0017 presentment. Recd wire receipt for cash to close of (redacted) from exchange (redacted). - 07/29/2025 Refer to CRED 0017 presentment. Recd wire receipt for cash to close of (redacted) from exchange (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304728683	(redacted)	(redacted)	07/25/2025	Credit	Asset Documentation is Insufficient	CRED 0083	3	1	Closed	Missing complete (redacted) package. The following documentation is missing: Sales agreement for the relinquished property Agreement with a (redacted) Settlement Statement for relinquished property	08/05/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	08/05/2025 Final Settlement Statement for relinquished property provided. Finding cleared. - 08/05/2025 Final Settlement Statement for relinquished property provided. Finding cleared.

08/04/2025 Sales contract from the relinquished property received.

															** Fining remains, Missing copy of the 1031 Exchange Agreement and a copy of the settlement statement for the relinquished property.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304728683	(redacted)	(redacted)	07/25/2025	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	3	1	Closed	No documented reserves in file. (redacted) months reserves required. Exchange funds > cash to close for replacement property. No evidence that excess funds were released to borrowers.--Per guidelines, (redacted) proceeds are only eligible as funds to close on an investment property purchase transaction.	08/04/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	08/04/2025 Blend VOD received. With the verification of additional assets the reserves requirement have been met. - 08/04/2025 Blend VOD received. With the verification of additional assets the reserves requirement have been met.
07/30/2025 Missing (redacted) months documented reserves. Per guidelines, (redacted) proceeds are only eligible as funds to close on an investment property purchase transaction.
															07/29/2025 Recd wire receipt for cash to close of (redacted) from exchange (redacted). -- Finding remains. Missing (redacted) months documented reserves. No evidence of excess exchange funds being released to borrowers. Per guidelines, (redacted) proceeds are only eligible as funds to close on an investment property purchase transaction.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304758225	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304729166	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304751882	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304756732	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304776838	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A